Related Party Transactions - Schedule of Related Party Transactions (Details) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2021 USD ($) vessel	Jun. 30, 2020 USD ($)	Jun. 30, 2021 USD ($) vessel	Jun. 30, 2020 USD ($)	Jun. 30, 2021 lease	Jun. 30, 2019
Related Party Transaction [Line Items]
Voyage revenues	$ 148,769	$ 148,205	$ 301,571	$ 288,092
Vessel operating expenses	(32,536)	(28,407)	(62,625)	(54,511)
Time-charter hire expenses	5,867	5,368	11,717	11,290
General and administrative expenses	(6,921)	(7,883)	(14,088)	(14,050)
Equity income (loss)	28,940	32,155	66,456	32,528
Affiliated Entity [Member]
Related Party Transaction [Line Items]
Voyage revenues	10,300	9,200	19,416	18,177
Vessel operating expenses	(2,886)	(1,337)	(5,158)	(2,733)
Time-charter hire expenses	5,867	5,368	11,717	11,290
General and administrative expenses	(4,145)	(3,787)	(8,992)	(7,585)
Equity income (loss)	$ 602	603	$ 1,198	1,206
LNG Carriers [Member]
Related Party Transaction [Line Items]
Number Of Vessels	9		9		9
LNG Carriers [Member] | Affiliated Entity [Member] | Yamal Lng Joint Venture [Member]
Related Party Transaction [Line Items]
Number Of Vessels | vessel	6		6
Bahrain LNG Joint Venture [Member] | Affiliated Entity [Member] | Management Service [Member]
Related Party Transaction [Line Items]
Voyage revenues	$ 2,900	2,000	$ 4,800	4,100
Bahrain LNG Joint Venture [Member] | Affiliated Entity [Member] | Cargo and Freight [Member]
Related Party Transaction [Line Items]
Voyage revenues	$ 7,400	$ 7,200	$ 14,600	$ 14,100
Bahrain Spirit [Member]
Related Party Transaction [Line Items]
Lessor, Direct financing lease, Term of contract						21 years